Contract liability - Disclosure of Expected Revenue Recognition Analysis for Contract Liabilities (Details) - CHF (SFr) SFr in Thousands	Dec. 31, 2022	Dec. 31, 2021
Disclosure of transaction price allocated to remaining performance obligations [line items]
Contract liability	SFr 10,046	SFr 35,237
Expected revenue recognition in year one after balance sheet date
Disclosure of transaction price allocated to remaining performance obligations [line items]
Contract liability	6,409	28,312
Expected revenue recognition in year two after balance sheet date
Disclosure of transaction price allocated to remaining performance obligations [line items]
Contract liability	3,637	5,798
Expected revenue recognition in year three after balance sheet date
Disclosure of transaction price allocated to remaining performance obligations [line items]
Contract liability	0	1,127
Expected revenue recognition in year four after balance sheet date
Disclosure of transaction price allocated to remaining performance obligations [line items]
Contract liability	0	0
Expected revenue recognition in year five and later after balance sheet date
Disclosure of transaction price allocated to remaining performance obligations [line items]
Contract liability	SFr 0	SFr 0